UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07685

MFG Funds, Inc.
(Exact name of registrant as specified in charter)

999 Oakmont Plaza Drive, Suite 600

Westmont, Illinois 60559
(Address of principal executive offices) (Zip code)

Charles S. Thompson II

999 Oakmont Plaza Drive, Suite 600

Westmont, Illinois 60559
(Name and address of agent for service)

(847) 509-9860

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

MFG Global Sustainable Fund
Institutional Class | FMSGX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the MFG Global Sustainable Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://mfg-funds.com/resources/. You can also request this information by contacting us at 888-825-2100.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund underperformed its benchmark, the MSCI World Index (Net).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund underperformed the benchmark that we believe is increasingly driven by bubble-like conditions in semiconductors and other perceived data center supply chain beneficiaries. Bubbles can unwind rapidly, and we remained disciplined regarding portfolio construction to reduce the risk of permanent capital loss and build long-term wealth.
POSITIONING
Key contributors for the year included TSMC, Alphabet and UnitedHealth Group. Demand for AI accelerator chips has strengthened significantly over the past year with rising capex projections and gigawatt-scale data center expansions, which directly benefits TSMC as the world’s leading-edge foundry. As well as capitalizing on wafer demand, the company has also outperformed expectations on gross margins due to pricing and cost efficiencies that offset rising manufacturing costs. Alphabet has performed well as i) concerns about AI disruption to its core Search business abated as it has executed well with AI overviews and AI mode while momentum of ChatGPT slowed, and ii) Alphabet’s long-term investments and full stack approach to AI improved its positioning in Cloud where it is growing strongly and has expanded operating margins. We view the strong performance as justified and continue to view Alphabet as attractively priced relative to its opportunities from AI. UnitedHealth recovered from the depressed levels due to strong recent results with the medical care ratio improving to 83.9% (from 84.8% a year earlier), prompting management to raise FY26 adjusted EPS guidance. The result reflected a prioritization of margin recovery over membership growth, including trimming Medicare Advantage membership and restoring operational discipline at Optum Health. Softer industry-wide medical cost and utilization trends and a larger-than-proposed 2027 Medicare Advantage rate increase further supported sentiment.
Key detractors over the past year included SAP, Microsoft and Meta. SAP has been negatively affected by the sell-off in enterprise software on AI disruption risk, fueled by new coding and productivity tools released by frontier labs like  Anthropic. Compounding this was SAP’s Q4 result where its current cloud backlog (CCB) of 25% ex FX was a point below market expectations. We perceived this as timing or macro-related rather than due to AI disruption. While Microsoft has continued to execute well in its cloud and software businesses, it has been affected in recent quarters by its escalating capex plans accompanied by Azure growth that, while strong, did not meet market expectations, in part as it allocates some of its AI capacity to its own products and internal projects. Its greater exposure to enterprise software and its perceived lag in the AI tech stack relative to Google and Amazon have likely also been factors. We still view Microsoft as one of the most advantaged enterprise vendors and expect it to be one of the key beneficiaries of AI adoption. Despite very strong top-line performance as Facebook and Instagram benefited from AI on multiple fronts, Meta’s share price has been affected by Zuckerberg’s decision to invest heavily in AI capabilities, including Meta Superintelligence labs. We view this as very short-term thinking. We consider Zuckerberg to be highly rational in the medium term and expect Meta to either generate a positive ROI from its AI investments or pull back on its investments, in which case profitability will expand meaningfully.
MFG Global Sustainable Fund	PAGE 1	TSR-AR-35908Y773

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/09/2019)
Institutional Class	5.01	8.92	10.46
MSCI World Index (Net)	21.34	11.47	14.57
Visit https://mfg-funds.com/funds/mfg-global-sustainable/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$14,295,662
Number of Holdings	27
Net Advisory Fee	$0
Portfolio Turnover	57%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Information Technology	20.6%
Consumer Staples	16.3%
Consumer Discretionary	15.8%
Communication Services	13.5%
Financials	12.8%
Health Care	7.2%
Utilities	3.1%
Real Estate	3.0%
Industrials	2.2%
Cash & Other	5.5%

Top Issuers	(%)
Microsoft Corp.	8.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.9%
Amazon.com, Inc.	7.1%
Alphabet, Inc.	6.3%
Mastercard, Inc.	5.0%
Meta Platforms, Inc.	4.5%
SAP SE	4.4%
Nestle SA	4.1%
adidas AG	3.6%
Eversource Energy	3.1%

Top Countries	(%)
United States	64.0%
Germany	10.1%
Taiwan, Province of China	7.9%
United Kingdom	5.2%
Switzerland	4.1%
Spain	2.2%
Netherlands	1.0%
Cash & Other	5.5%
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus at https://mfg-funds.com/resources/. You may also obtain a copy of the prospectus by calling 888-825-2100.
MFG Global Sustainable Fund	PAGE 2	TSR-AR-35908Y773

Fund Name Change
Effective October 31, 2025, the Fund’s name changed from Frontier MFG Global Sustainable Fund to MFG Global Sustainable Fund.
Investment Adviser and Subadviser Name Changes
Effective November 17, 2025, the name of the Fund’s investment adviser, Frontegra Asset Management, Inc., changed to Magellan Investment Partners North America, Inc. Effective August 15, 2025, the Fund’s subadviser changed its assumed name to Magellan Investment Partners.
Distributor Change
Effective June 22, 2026, the Fund’s distributor,  Frontegra Strategies, LLC, was acquired by NexTier Distributors, LLC and the name of the distributor changed to NexTier Distribution, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://mfg-funds.com/resources/.
The Fund is distributed by NexTier Distribution, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your MFG Funds, Inc. documents not be  householded, please contact Magellan Investment Partners North America, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Magellan Investment Partners North America, Inc. or your financial intermediary.
MFG Global Sustainable Fund	PAGE 3	TSR-AR-35908Y773

MFG Global Sustainable Fund
Service Class | FMSRX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the MFG Global Sustainable Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://mfg-funds.com/resources/. You can also request this information by contacting us at 888-825-2100.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$92	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund underperformed its benchmark, the MSCI World Index (Net).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund underperformed the benchmark that we believe is increasingly driven by bubble-like conditions in semiconductors and other perceived data center supply chain beneficiaries. Bubbles can unwind rapidly, and we remained disciplined regarding portfolio construction to reduce the risk of permanent capital loss and build long-term wealth.
POSITIONING
Key contributors for the year included TSMC, Alphabet and UnitedHealth Group. Demand for AI accelerator chips has strengthened significantly over the past year with rising capex projections and gigawatt-scale data center expansions, which directly benefits TSMC as the world’s leading-edge foundry. As well as capitalizing on wafer demand, the company has also outperformed expectations on gross margins due to pricing and cost efficiencies that offset rising manufacturing costs. Alphabet has performed well as i) concerns about AI disruption to its core Search business abated as it has executed well with AI overviews and AI mode while momentum of ChatGPT slowed, and ii) Alphabet’s long-term investments and full stack approach to AI improved its positioning in Cloud where it is growing strongly and has expanded operating margins. We view the strong performance as justified and continue to view Alphabet as attractively priced relative to its opportunities from AI. UnitedHealth recovered from the depressed levels due to strong recent results with the medical care ratio improving to 83.9% (from 84.8% a year earlier), prompting management to raise FY26 adjusted EPS guidance. The result reflected a prioritization of margin recovery over membership growth, including trimming Medicare Advantage membership and restoring operational discipline at Optum Health. Softer industry-wide medical cost and utilization trends and a larger-than-proposed 2027 Medicare Advantage rate increase further supported sentiment.
Key detractors over the past year included SAP, Microsoft and Meta. SAP has been negatively affected by the sell-off in enterprise software on AI disruption risk, fueled by new coding and productivity tools released by frontier labs like  Anthropic. Compounding this was SAP’s Q4 result where its current cloud backlog (CCB) of 25% ex FX was a point below market expectations. We perceived this as timing or macro-related rather than due to AI disruption. While Microsoft has continued to execute well in its cloud and software businesses, it has been affected in recent quarters by its escalating capex plans accompanied by Azure growth that, while strong, did not meet market expectations, in part as it allocates some of its AI capacity to its own products and internal projects. Its greater exposure to enterprise software and its perceived lag in the AI tech stack relative to Google and Amazon have likely also been factors. We still view Microsoft as one of the most advantaged enterprise vendors and expect it to be one of the key beneficiaries of AI adoption. Despite very strong top-line performance as Facebook and Instagram benefited from AI on multiple fronts, Meta’s share price has been affected by Zuckerberg’s decision to invest heavily in AI capabilities, including Meta Superintelligence labs. We view this as very short-term thinking. We consider Zuckerberg to be highly rational in the medium term and expect Meta to either generate a positive ROI from its AI investments or pull back on its investments, in which case profitability will expand meaningfully.
MFG Global Sustainable Fund	PAGE 1	TSR-AR-35908Y765

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/20/2020)
Service Class	4.91	8.81	9.70
MSCI World Index (Net)	21.34	11.47	14.54
Visit https://mfg-funds.com/funds/mfg-global-sustainable/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$14,295,662
Number of Holdings	27
Net Advisory Fee	$0
Portfolio Turnover	57%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Information Technology	20.6%
Consumer Staples	16.3%
Consumer Discretionary	15.8%
Communication Services	13.5%
Financials	12.8%
Health Care	7.2%
Utilities	3.1%
Real Estate	3.0%
Industrials	2.2%
Cash & Other	5.5%

Top Issuers	(%)
Microsoft Corp.	8.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.9%
Amazon.com, Inc.	7.1%
Alphabet, Inc.	6.3%
Mastercard, Inc.	5.0%
Meta Platforms, Inc.	4.5%
SAP SE	4.4%
Nestle SA	4.1%
adidas AG	3.6%
Eversource Energy	3.1%

Top Countries	(%)
United States	64.0%
Germany	10.1%
Taiwan, Province of China	7.9%
United Kingdom	5.2%
Switzerland	4.1%
Spain	2.2%
Netherlands	1.0%
Cash & Other	5.5%
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus at https://mfg-funds.com/resources/. You may also obtain a copy of the prospectus by calling 888-825-2100.
MFG Global Sustainable Fund	PAGE 2	TSR-AR-35908Y765

Fund Name Change
Effective October 31, 2025, the Fund’s name changed from Frontier MFG Global Sustainable Fund to MFG Global Sustainable Fund.
Investment Adviser and Subadviser Name Changes
Effective November 17, 2025, the name of the Fund’s investment adviser, Frontegra Asset Management, Inc., changed to Magellan Investment Partners North America, Inc. Effective August 15, 2025, the Fund’s subadviser changed its assumed name to Magellan Investment Partners.
Distributor Change
Effective June 22, 2026, the Fund’s distributor,  Frontegra Strategies, LLC, was acquired by NexTier Distributors, LLC and the name of the distributor changed to NexTier Distribution, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://mfg-funds.com/resources/.
The Fund is distributed by NexTier Distribution, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your MFG Funds, Inc. documents not be  householded, please contact Magellan Investment Partners North America, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Magellan Investment Partners North America, Inc. or your financial intermediary.
MFG Global Sustainable Fund	PAGE 3	TSR-AR-35908Y765

MFG Core Infrastructure Fund
Institutional Class | FMGIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the MFG Core Infrastructure Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://mfg-funds.com/resources/. You can also request this information by contacting us at 888-825-2100.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund  underperformed  the S&P Global Infrastructure Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund recorded a positive return in the year to June 2026, as an uncertain climate continued to support investor demand for high-quality, defensive assets including listed infrastructure. Rotation into real assets, as markets digested the implications of AI, was supportive. At the same time, the US war with Iran and rising expectations for inflation and interest rates were headwinds for the strategy over much of the March and June quarters of 2026.
POSITIONING
Top contributors for the year were TC Energy Corporation, Ferrovial and Enbridge. Shares in TC Energy, a Canadian energy infrastructure company, rose as robust results from its highly contracted gas transmission assets, disciplined capital deployment and asset sales accelerated the deleveraging of the company’s balance sheet. The company indicated a firm pipeline for capex and demand, supported by US power demand growth, including data centers, and LNG exports. Shares in global infrastructure operator Ferrovial rose, reflecting sustained robust performance across its major business lines including toll roads, energy and construction. This included strength in its managed lane toll roads businesses, which demonstrated resilience in traffic and robust pricing power, even as gasoline prices rose. For Canadian energy infrastructure company Enbridge, robust energy demand and the announcement of a series of highly accretive, capital-light brownfield asset optimizations drove strong share price performance.
Top detractors for the year included Cellnex, American Tower Corporation and Crown Castle. Spanish telecommunications infrastructure company Cellnex declined as markets received news of telco industry consolidation in Europe as a substantive headwind for the stock, despite the company’s contractual protections and solid underlying business performance during the year. US telecommunications infrastructure companies American Tower and Crown Castle were also affected by rising bond yields as these stocks can trade as bond proxies. During the year, the market was focused on a small customer, DISH, which defaulted on its lease payments resulting in a decline of US tower revenues by approximately 4%. Finally, news reports on the market entry of direct-to-device satellite services, while nascent, also weighed on the stocks.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
MFG Core Infrastructure Fund	PAGE 1	TSR-AR-35908Y807

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	14.41	8.02	7.42
MSCI World Index (Net)	21.34	11.47	13.14
S&P Global Infrastructure Index	16.79	11.92	9.03
Visit https://mfg-funds.com/funds/mfg-core-infrastructure/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$149,010,654
Number of Holdings	92
Net Advisory Fee	$147,515
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Integrated Power	28.3%
Transmission & Distribution	20.3%
Toll Roads	11.4%
Airports	9.9%
Energy Infrastructure	7.9%
Gas Utilities	6.8%
Communications	5.9%
Water Utilities	5.2%
Social	0.7%
Cash & Other	3.6%

Top Issuers	(%)
Aena SME SA	3.1%
National Grid PLC	3.0%
Ferrovial NV	3.0%
Vinci SA	2.9%
Enbridge, Inc.	2.8%
TC Energy Corp.	2.8%
Fortis, Inc.	2.8%
Transurban Group	2.7%
Snam SpA	2.4%
Hydro One Ltd.	2.4%

Top Countries	(%)
United States	39.9%
Canada	14.2%
Italy	6.9%
Spain	6.7%
United Kingdom	6.5%
France	5.4%
Australia	4.2%
Netherlands	3.6%
Mexico	3.1%
Cash & Other	9.5%
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus at https://mfg-funds.com/resources/. You may also obtain a copy of the prospectus by calling 888-825-2100.
Fund Name Change
Effective October 31, 2025, the Fund’s name changed from Frontier MFG Core Infrastructure Fund to MFG Core Infrastructure Fund.
MFG Core Infrastructure Fund	PAGE 2	TSR-AR-35908Y807

Investment Adviser and Subadviser Name Changes
Effective November 17, 2025, the name of the Fund’s investment adviser, Frontegra Asset Management, Inc., changed to Magellan Investment Partners North America, Inc. Effective August 15, 2025, the Fund’s subadviser changed its assumed name to Magellan Investment Partners.
Distributor Change
Effective June 22, 2026, the Fund’s distributor,  Frontegra Strategies, LLC, was acquired by NexTier Distributors, LLC and the name of the distributor changed to NexTier Distribution, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://mfg-funds.com/resources/.
The Fund is distributed by NexTier Distribution, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your MFG Funds, Inc. documents not be  householded, please contact Magellan Investment Partners North America, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Magellan Investment Partners North America, Inc. or your financial intermediary.
MFG Core Infrastructure Fund	PAGE 3	TSR-AR-35908Y807

MFG Core Infrastructure Fund
Service Class | FCIVX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the MFG Core Infrastructure Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://mfg-funds.com/resources/. You can also request this information by contacting us at 888-825-2100.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	0.57%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund  underperformed  the S&P Global Infrastructure Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund recorded a positive return in the year to June 2026, as an uncertain climate continued to support investor demand for high-quality, defensive assets including listed infrastructure. Rotation into real assets, as markets digested the implications of AI, was supportive. At the same time, the US war with Iran and rising expectations for inflation and interest rates were headwinds for the strategy over much of the March and June quarters of 2026.
POSITIONING
Top contributors for the year were TC Energy Corporation, Ferrovial and Enbridge. Shares in TC Energy, a Canadian energy infrastructure company, rose as robust results from its highly contracted gas transmission assets, disciplined capital deployment and asset sales accelerated the deleveraging of the company’s balance sheet. The company indicated a firm pipeline for capex and demand, supported by US power demand growth, including data centers, and LNG exports. Shares in global infrastructure operator Ferrovial rose, reflecting sustained robust performance across its major business lines including toll roads, energy and construction. This included strength in its managed lane toll roads businesses, which demonstrated resilience in traffic and robust pricing power, even as gasoline prices rose. For Canadian energy infrastructure company Enbridge, robust energy demand and the announcement of a series of highly accretive, capital-light brownfield asset optimizations drove strong share price performance.
Top detractors for the year included Cellnex, American Tower Corporation and Crown Castle. Spanish telecommunications infrastructure company Cellnex declined as markets received news of telco industry consolidation in Europe as a substantive headwind for the stock, despite the company’s contractual protections and solid underlying business performance during the year. US telecommunications infrastructure companies American Tower and Crown Castle were also affected by rising bond yields as these stocks can trade as bond proxies. During the year, the market was focused on a small customer, DISH, which defaulted on its lease payments resulting in a decline of US tower revenues by approximately 4%. Finally, news reports on the market entry of direct-to-device satellite services, while nascent, also weighed on the stocks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
MFG Core Infrastructure Fund	PAGE 1	TSR-AR-35908Y849

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/15/2016)
Service Class	14.45	7.92	7.41
MSCI World Index (Net)	21.34	11.47	12.87
S&P Global Infrastructure Index	16.79	11.92	8.92
Visit https://mfg-funds.com/funds/mfg-core-infrastructure/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$149,010,654
Number of Holdings	92
Net Advisory Fee	$147,515
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Integrated Power	28.3%
Transmission & Distribution	20.3%
Toll Roads	11.4%
Airports	9.9%
Energy Infrastructure	7.9%
Gas Utilities	6.8%
Communications	5.9%
Water Utilities	5.2%
Social	0.7%
Cash & Other	3.6%

Top Issuers	(%)
Aena SME SA	3.1%
National Grid PLC	3.0%
Ferrovial NV	3.0%
Vinci SA	2.9%
Enbridge, Inc.	2.8%
TC Energy Corp.	2.8%
Fortis, Inc.	2.8%
Transurban Group	2.7%
Snam SpA	2.4%
Hydro One Ltd.	2.4%

Top Countries	(%)
United States	39.9%
Canada	14.2%
Italy	6.9%
Spain	6.7%
United Kingdom	6.5%
France	5.4%
Australia	4.2%
Netherlands	3.6%
Mexico	3.1%
Cash & Other	9.5%
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus at https://mfg-funds.com/resources/. You may also obtain a copy of the prospectus by calling 888-825-2100.
Fund Name Change
Effective October 31, 2025, the Fund’s name changed from Frontier MFG Core Infrastructure Fund to MFG Core Infrastructure Fund.
MFG Core Infrastructure Fund	PAGE 2	TSR-AR-35908Y849

Investment Adviser and Subadviser Name Changes
Effective November 17, 2025, the name of the Fund’s investment adviser, Frontegra Asset Management, Inc., changed to Magellan Investment Partners North America, Inc. Effective August 15, 2025, the Fund’s subadviser changed its assumed name to Magellan Investment Partners.
Distributor Change
Effective June 22, 2026, the Fund’s distributor,  Frontegra Strategies, LLC, was acquired by NexTier Distributors, LLC and the name of the distributor changed to NexTier Distribution, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://mfg-funds.com/resources/.
The Fund is distributed by NexTier Distribution, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your MFG Funds, Inc. documents not be  householded, please contact Magellan Investment Partners North America, Inc. at 888-825-2100, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Magellan Investment Partners North America, Inc. or your financial intermediary.
MFG Core Infrastructure Fund	PAGE 3	TSR-AR-35908Y849

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Pamela H. Conroy and Steven K. Norgaard are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit related services, tax services and other services during the past two fiscal years. In the following table, “Audit Fees” are fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past two fiscal years. “Tax Fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The “All Other Fees” for fiscal year 2026 relate to the principal accountant’s review of the registrant’s semi-annual report for the period ended December 31, 2025. The “All Other Fees” for fiscal year 2025 relate to the principal accountant’s review of the registrant’s semi-annual report for the period ended December 31, 2024. There were no other services provided by the principal accountant during the last two fiscal years. The following table details the aggregate fees billed for each of the last two fiscal years by the principal accountant.

	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$30,000	$31,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$8,000	$10,150
(d) All Other Fees	$1,455	$2,572

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, as well as non-audit services provided to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd., the registrant’s principal accountant, applicable to non-audit services rendered pursuant to a waiver of the pre-approval requirement for each of the last two fiscal years were as follows:

	FYE 6/30/2026	FYE 6/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Non-Audit Related Fees	FYE 6/30/2026	FYE 6/30/2025
Registrant	$9,455	$12,722
Registrant’s Investment Adviser	$0	$0

(h) Not applicable.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7(a) of this report.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

MFG Funds, Inc.
MFG Global Sustainable Fund
(formerly known as the “Frontier MFG Global Sustainable Fund”)
MFG Core Infrastructure Fund
(formerly known as the “Frontier MFG Core Infrastructure Fund”)
Annual Financial Statements and Additional Information
June 30, 2026

MFG Global Sustainable Fund
Schedule of Investments
June 30, 2026

	Shares	Value
COMMON STOCKS - 94.5%
Germany - 10.1%
adidas AG	2,484	$509,174
Beiersdorf AG	3,494	300,775
SAP SE	4,125	631,570
		1,441,519
Netherlands - 1.0%
Universal Music Group NV	6,585	137,915
Spain - 2.2%
Aena SME SA(a)	10,280	313,145
Switzerland - 4.1%
Nestle SA	5,695	585,570
Taiwan, Province of China - 7.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,361	1,127,543
United Kingdom - 5.2%
Reckitt Benckiser Group PLC	6,861	446,940
Unilever PLC	5,053	303,977
		750,917
United States - 64.0%(b)
Alphabet, Inc. - Class C	2,544	898,871
Amazon.com, Inc.(c)	4,269	1,017,473
American Tower Corp.	2,638	431,498
Booking Holdings, Inc.	1,564	278,767
Dollar General Corp.	3,726	428,900
Eversource Energy	6,229	450,170
Intercontinental Exchange, Inc.	3,156	388,535
Mastercard, Inc. - Class A	1,391	714,418
Meta Platforms, Inc. - Class A	1,152	648,910
Microsoft Corp.	3,177	1,185,085
Mondelez International, Inc. - Class A	4,483	259,297

	Shares	Value
Netflix, Inc.(c)	3,434	$245,188
S&P Global, Inc.	1,025	417,441
Thermo Fisher Scientific, Inc.	692	346,941
UnitedHealth Group, Inc.	701	291,357
Visa, Inc. - Class A	893	306,379
Yum! Brands, Inc.	2,807	448,727
Zimmer Biomet Holdings, Inc.	4,573	393,690
		9,151,647
TOTAL COMMON STOCKS (Cost $10,772,090)		13,508,256
TOTAL INVESTMENTS - 94.5% (Cost $10,772,090)		$13,508,256
Money Market Deposit Account - 4.6%(d)		661,668
Other Assets in Excess of Liabilities - 0.9%		125,738
TOTAL NET ASSETS - 100.0%		$14,295,662

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $313,145 or 2.2% of the Fund’s net assets.

(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	Non-income producing security.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 2.56%.

Sector Classification as of June 30, 2026

	Value	(% of Net Assets)
Information Technology	$2,944,198	20.6%
Consumer Staples	2,325,459	16.3
Consumer Discretionary	2,254,141	15.8
Communication Services	1,930,884	13.5
Financials	1,826,773	12.8
Health Care	1,031,988	7.2
Utilities	450,170	3.1
Real Estate	431,498	3.0
Industrials	313,145	2.2
Total Common Stocks	13,508,256	94.5
Money Market Deposit Account	661,668	4.6
Other Assets in Excess of Liabilities	125,738	0.9
	$14,295,662	100.0%

The accompanying notes are an integral part of these financial statements.

1

MFG Core Infrastructure Fund
Schedule of Investments
June 30, 2026

	Shares	Value
COMMON STOCKS - 95.3%
Australia - 4.2%
APA Group	197,211	$1,384,502
Atlas Arteria Ltd.	221,606	782,486
Transurban Group	408,866	4,070,656
		6,237,644
Belgium - 1.7%
Elia Group SA/NV	16,251	2,595,852
Canada - 14.2%
Algonquin Power & Utilities Corp.	103,241	607,107
Canadian Utilities Ltd. - Class A	29,068	1,080,532
Emera, Inc.	43,636	2,314,639
Enbridge, Inc.	78,257	4,243,784
Fortis, Inc.	71,942	4,121,479
Hydro One Ltd.(a)	85,357	3,520,807
South Bow Corp.	30,218	1,064,475
TC Energy Corp.	62,318	4,126,851
		21,079,674
Chile - 0.3%
Aguas Andinas SA - Class A	1,064,295	381,071
France - 5.4%
Aeroports de Paris SA	14,744	1,920,494
Getlink SE	81,508	1,732,231
Vinci SA	30,077	4,391,957
		8,044,682
Germany - 0.8%
Fraport AG Frankfurt Airport Services Worldwide	14,776	1,229,926
Italy - 6.9%
ACEA SpA	33,801	838,846
Enav SpA(a)	85,057	504,880
Italgas SpA	150,372	1,741,339
Snam SpA	500,728	3,613,572
Terna - Rete Elettrica Nazionale	299,465	3,503,795
		10,202,432
Mexico - 3.1%
Grupo Aeroportuario del Centro Norte SAB de CV	53,383	754,521
Grupo Aeroportuario del Pacifico SAB de CV - Class B	65,512	1,655,454
Grupo Aeroportuario del Sureste SAB de CV - Class B	43,610	1,336,966
Promotora y Operadora de Infraestructura SAB de CV	56,639	899,649
		4,646,590
Netherlands - 3.6%
Ferrovial NV	64,990	4,453,954
Koninklijke Vopak NV	17,083	890,845
		5,344,799

	Shares	Value
New Zealand - 1.4%
Auckland International Airport Ltd.	267,329	$1,267,775
Chorus Ltd.	67,438	383,014
Vector Ltd.	157,894	452,863
		2,103,652
Portugal - 0.3%
REN - Redes Energeticas Nacionais SGPS SA	112,270	484,254
Spain - 6.7%
Aena SME SA(a)	151,586	4,617,553
Cellnex Telecom SA(a)	101,672	3,037,846
Enagas SA	43,736	847,535
Redeia Corp. SA	85,300	1,451,231
		9,954,165
Switzerland - 1.0%
Flughafen Zurich AG	4,798	1,484,530
United Kingdom - 5.8%
National Grid PLC	271,284	4,490,873
Pennon Group PLC	74,160	458,206
Severn Trent PLC	44,861	1,758,998
United Utilities Group PLC	112,327	1,950,365
		8,658,442
United States - 39.9%(b)
Alliant Energy Corp.	13,808	1,053,412
Ameren Corp.	13,863	1,567,074
American Electric Power Co., Inc.	22,035	3,014,608
American States Water Co.	1,774	146,586
American Tower Corp.	15,847	2,592,094
American Water Works Co., Inc.	10,310	1,356,590
Atmos Energy Corp.	8,394	1,446,034
Avista Corp.	4,591	187,818
Black Hills Corp.	3,864	287,482
Brookfield Renewable Corp.	19,176	712,821
California Water Service Group	2,780	135,247
CenterPoint Energy, Inc.	34,494	1,519,116
Chesapeake Utilities Corp.	872	106,803
CMS Energy Corp.	16,241	1,242,437
Consolidated Edison, Inc.	19,040	2,106,395
Crown Castle, Inc.	23,014	1,742,850
Dominion Energy, Inc.	43,933	3,000,185
DTE Energy Co.	10,967	1,671,042
Duke Energy Corp.	23,728	3,003,490
Entergy Corp.	24,030	2,760,086
Essential Utilities, Inc.	15,067	577,217
Evergy, Inc.	11,435	988,327
Eversource Energy	19,415	1,403,122
Exelon Corp.	53,063	2,473,797
FirstEnergy Corp.	30,835	1,465,896
H2O America	2,715	164,991
IDACORP, Inc.	3,007	454,959
MDU Resources Group, Inc.	10,892	231,019
MGE Energy, Inc.	2,060	167,972
Middlesex Water Co.	1,181	66,325

The accompanying notes are an integral part of these financial statements.

2

MFG Core Infrastructure Fund
Schedule of Investments
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United States - (Continued)
NextEra Energy, Inc.	33,073	$2,902,817
NiSource, Inc.	23,233	1,104,729
Northwest Natural Holding Co.	1,850	90,761
Northwestern Energy Group, Inc.	3,060	219,157
OGE Energy Corp.	9,665	470,299
ONE Gas, Inc.	2,935	226,200
Pinnacle West Capital Corp.	6,332	677,524
Portland General Electric Co.	5,682	294,498
PPL Corp.	38,857	1,412,452
Public Service Enterprise Group, Inc.	26,227	2,128,583
SBA Communications Corp.	5,678	1,001,940
Sempra	33,240	3,081,680
Southwest Gas Holdings, Inc.	3,772	334,501
Spire, Inc.	3,199	249,810
The Southern Co.	31,400	3,005,294
TXNM Energy, Inc.	4,752	269,819
WEC Energy Group, Inc.	16,774	1,958,700
Xcel Energy, Inc.	30,315	2,434,294
		59,508,853
TOTAL COMMON STOCKS (Cost $92,809,446)		141,956,566

	Shares	Value
CLOSED-END FUNDS - 1.1%
Republic of Korea - 0.4%
Macquarie Korea Infrastructure Fund	81,219	$533,666
United Kingdom - 0.7%
HICL Infrastructure PLC	314,819	551,223
International Public Partnerships Ltd.	295,627	548,205
		1,099,428
TOTAL CLOSED-END FUNDS (Cost $1,678,063)		1,633,094
TOTAL INVESTMENTS - 96.4% (Cost $94,487,509)		$143,589,660
Money Market Deposit Account - 2.6%(c)		3,942,109
Other Assets in Excess of Liabilities - 1.0%		1,478,885
TOTAL NET ASSETS - 100.0%		$149,010,654

Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $11,681,086 or 7.8% of the Fund’s net assets.

(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 2.56%.

Sector Classification as of June 30, 2026

	Value	(% of Net Assets)
Integrated Power	$42,112,802	28.3%
Transmission & Distribution	30,265,107	20.3
Toll Roads	16,330,933	11.0
Airports	14,772,099	9.9
Energy Infrastructure	11,710,457	7.9
Gas Utilities	10,172,982	6.8
Communications	8,757,744	5.9
Water Utilities	7,834,442	5.2
Total Common Stocks	141,956,566	95.3
Social	1,099,428	0.7
Toll Roads	533,666	0.4
Total Closed-End Funds	1,633,094	1.1
Money Market Deposit Account	3,942,109	2.6
Other Assets in Excess of Liabilities	1,478,885	1.0
	$149,010,654	100.0%

The accompanying notes are an integral part of these financial statements.

3

MFG FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	MFG Global Sustainable Fund	MFG Core Infrastructure Fund
ASSETS:
Investments at cost	$10,772,090	$94,487,509
Foreign currency at cost	$72,904	$742,031
Investments at value	$13,508,256	$143,589,660
Foreign currency at value	72,858	726,641
Cash and cash equivalents	661,668	3,942,109
Receivable for Fund shares sold	—	4,976
Dividends and interest receivable	20,355	590,033
Receivable from Adviser	11,801	—
Dividend tax reclaim receivable	59,728	229,919
Prepaid expenses and other assets	14,486	31,428
Total assets	14,349,152	149,114,766
LIABILITIES:
Payable for Fund shares redeemed	10,781	1,045
Payable to Adviser	—	28,261
Accrued shareholder servicing fees	810	507
Accrued expenses	41,899	74,299
Total liabilities	53,490	104,112
NET ASSETS	$14,295,662	$149,010,654
Net Assets Consist of:
Paid in capital	$10,751,579	$101,346,520
Total distributable earnings	3,544,083	47,664,134
Net assets	$14,295,662	$149,010,654
CAPITAL STOCK, $0.01 PAR VALUE
Institutional Class
Net Assets	$6,982,667	$144,370,156
Authorized	50,000,000	50,000,000
Issued and Outstanding	433,067	10,332,942
Net Asset Value, Redemption Price and Offering Price Per Share	$16.12	$13.97
CAPITAL STOCK, $0.01 PAR VALUE
Service Class
Net Assets	$7,312,995	$4,640,498
Authorized	50,000,000	50,000,000
Issued and Outstanding	453,594	331,073
Net Asset Value, Redemption Price and Offering Price Per Share	$16.12	$14.02

The accompanying notes are an integral part of these financial statements.

4

MFG FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	MFG Global Sustainable Fund	MFG Core Infrastructure Fund
INVESTMENT INCOME:
Dividend income	$534,011(1)	$4,985,741(2)
Total investment income	534,011	4,985,741
EXPENSES:
Investment advisory fees	243,457	702,372
Legal fees	129,328	128,180
Directors’ fees and related expenses	97,500	97,500
Federal and state registration fees	41,941	44,868
Fund administration and accounting fees	32,517	109,792
Transfer agent fees	22,575	56,202
Reports to shareholders	21,575	25,570
Audit and tax fees	20,022	26,892
Custody fees	12,760	38,843
Shareholder servicing fees	11,241	5,823
Other	10,618	27,010
Total expenses before waiver	643,534	1,263,052
Waiver and reimbursement of expenses by Adviser	(388,837)	(554,857)
Net expenses	254,697	708,195
Net investment income	279,314	4,277,546
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	3,718,994	2,568,380
In-kind redemptions	4,615,924	—
Foreign currency transactions	(11,640)	78,341
Change in net unrealized appreciation/depreciation on:
Investments	(7,034,307)	13,310,821
Foreign currency translation	(3,877)	(20,546)
Net realized and unrealized gain on investments	1,285,094	15,936,996
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,564,408	$20,214,542

(1)	Net of $25,493 in foreign withholding taxes.
(2)	Net of $385,382 in foreign withholding taxes.
The accompanying notes are an integral part of these financial statements.

5

MFG FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	MFG Global Sustainable Fund		MFG Core Infrastructure Fund
	For the Year Ended June 30,		For the Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income	$279,314	$283,824	$4,277,546	$5,834,783
Net realized gain (loss) on:
Investments	3,718,994	3,047,727	2,568,380	96,888,056
In-kind redemptions	4,615,924	—	—	—
Foreign currency transactions	(11,640)	3,462	78,341	(99,229)
Change in net unrealized appreciation/depreciation on:
Investments	(7,034,307)	2,336,822	13,310,821	(39,206,405)
Foreign currency translation	(3,877)	5,757	(20,546)	33,175
Net increase in net assets resulting from operations	1,564,408	5,677,592	20,214,542	63,450,380
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(1,622,934)	(888,045)	(35,879,252)	(24,510,111)
Service Class	(1,065,735)	(629,633)	(2,622,797)	(12,748,229)
Decrease in net assets resulting from distributions paid	(2,688,669)	(1,517,678)	(38,502,049)	(37,258,340)
CAPITAL SHARE TRANSACTIONS:
Shares sold:
Institutional Class	—	—	65,192,265	13,985,453
Service Class	200,377	1,186,577	548,110	2,718,637
Shares issued to holders in reinvestment of distributions:
Institutional Class	1,592,421	861,639	35,224,865	22,116,818
Service Class	447,654	236,052	1,807,148	10,567,857
Shares redeemed:
Institutional Class	(12,361,852)	—	(12,363,205)	(284,983,569)
Service Class	(6,564,054)	(2,634,614)	(10,150,690)	(119,266,284)
Redemption fees:
Institutional Class	165	—	1,744	2,800
Service Class	115	—	192	1,432
Net increase (decrease) in net assets resulting from capital share transactions	(16,685,174)	(350,346)	80,260,429	(354,856,856)
Total Increase (Decrease) in Net Assets	(17,809,435)	3,809,568	61,972,922	(328,664,816)
NET ASSETS:
Beginning of Period	32,105,097	28,295,529	87,037,732	415,702,548
End of Period	$14,295,662	$32,105,097	$149,010,654	$87,037,732
TRANSACTIONS IN SHARES:
Shares sold:
Institutional Class	—	—	3,999,786	849,083
Service Class	11,876	76,488	34,306	154,315
Shares issued to holders in reinvestment of distributions:
Institutional Class	96,917	57,572	2,696,445	1,479,769
Service Class	27,259	15,791	138,203	715,008
Shares redeemed:
Institutional Class	(770,689)	—	(845,976)	(16,123,607)
Service Class	(398,627)	(172,151)	(698,025)	(7,173,877)
Net increase (decrease) in shares outstanding	(1,033,264)	(22,300)	5,324,739	(20,099,309)

The accompanying notes are an integral part of these financial statements.

6

MFG GLOBAL SUSTAINABLE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$16.72	$14.57	$12.06	$10.15	$12.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17(1)	0.16(1)	0.16	0.08	0.05
Net realized and unrealized gain (loss) on investments	0.68	2.83	2.47	1.89	(2.16)
Total income (loss) from investment operations	0.85	2.99	2.63	1.97	(2.11)
LESS DISTRIBUTIONS:
From net investment income	(0.17)	(0.16)	(0.12)	(0.06)	(0.05)
From net realized gain on investments	(1.28)	(0.68)	—	—	(0.39)
Total distributions	(1.45)	(0.84)	(0.12)	(0.06)	(0.44)
Redemption fees retained	—(2)	—	—	—(2)	—(2)
Net asset value, end of year	$16.12	$16.72	$14.57	$12.06	$10.15
Total return	5.01%	21.25%	21.81%	19.63%	(17.37)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$6,983	$18,509	$15,291	$12,559	$11,663
Ratio of expenses to average net assets
Before waivers and reimbursements	2.08%	2.13%	1.87%	1.50%	1.45%
Net of waivers and reimbursements	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	(0.29)%	(0.29)%	0.12%	0.01%	(0.20)%
Net of waivers and reimbursements	0.99%	1.04%	1.19%	0.71%	0.45%
Portfolio turnover rate(3)	57%(4)	55%	43%	49%	40%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Less than one cent per share.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	In-kind transactions have no impact on the portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

7

MFG GLOBAL SUSTAINABLE FUND
FINANCIAL HIGHLIGHTS
SERVICE CLASS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$16.72	$14.56	$12.05	$10.15	$12.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13(1)	0.14(1)	0.14(1)	0.07	0.05(1)
Net realized and unrealized gain (loss) on investments	0.70	2.83	2.47	1.89	(2.17)
Total income (loss) from investment operations	0.83	2.97	2.61	1.96	(2.12)
LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.13)	(0.10)	(0.06)	(0.04)
From net realized gain on investments	(1.28)	(0.68)	—	—	(0.39)
Total distributions	(1.43)	(0.81)	(0.10)	(0.06)	(0.43)
Redemption fees retained	—(2)	—	—	—(2)	—(2)
Net asset value, end of year	$16.12	$16.72	$14.56	$12.05	$10.15
Total return	4.91%	21.13%	21.76%	19.36%	(17.41)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$7,313	$13,597	$13,005	$19,145	$22,655
Ratio of expenses to average net assets
Before waivers and reimbursements	2.17%	2.22%	1.94%	1.60%	1.55%
Net of waivers and reimbursements	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	(0.48)%	(0.41)%	0.00%(3)	(0.13)%	(0.27)%
Net of waivers and reimbursements	0.79%	0.91%	1.04%	0.57%	0.38%
Portfolio turnover rate(4)	57%(5)	55%	43%	49%	40%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Less than one cent per share.
(3)	Less than 0.01%.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	In-kind transactions have no impact on the portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

8

MFG CORE INFRASTRUCTURE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$16.30	$16.34	$17.35	$18.50	$18.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.46(1)	0.43(1)	0.58	0.49(1)	0.49(1)
Net realized and unrealized gain (loss) on investments	1.47	3.32	(0.74)	(0.60)	0.13
Total income (loss) from investment operations	1.93	3.75	(0.16)	(0.11)	0.62
LESS DISTRIBUTIONS:
From net investment income	(0.38)	(0.63)	(0.58)	(0.48)	(0.55)
From net realized gain on investments	(3.88)	(3.16)	(0.27)	(0.56)	—
Total distributions	(4.26)	(3.79)	(0.85)	(1.04)	(0.55)
Redemption fees retained(2)	—	—	—	—	—
Net asset value, end of year	$13.97	$16.30	$16.34	$17.35	$18.50
Total return	14.41%	26.24%	(0.89)%	(0.60)%	3.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$144,370	$73,050	$298,570	$312,651	$397,226
Ratio of expenses to average net assets
Before waivers and reimbursements	0.89%	0.78%	0.64%	0.60%	0.57%
Net of waivers and reimbursements	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets
Before waivers and reimbursements	2.69%	2.24%	3.37%	2.67%	2.51%
Net of waivers and reimbursements	3.08%	2.52%	3.51%	2.77%	2.58%
Portfolio turnover rate(3)	21%	13%	19%	12%	32%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Less than one cent per share.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

9

MFG CORE INFRASTRUCTURE FUND
FINANCIAL HIGHLIGHTS
SERVICE CLASS
Selected Data and Ratios (for a share outstanding throughout the year)

	Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$16.33	$16.36	$17.38	$18.54	$18.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.39(1)	0.42(1)	0.54(1)	0.46	0.49
Net realized and unrealized gain (loss) on investments	1.55	3.32	(0.71)	(0.59)	0.10
Total income (loss) from investment operations	1.94	3.74	(0.17)	(0.13)	0.59
LESS DISTRIBUTIONS:
From net investment income	(0.37)	(0.61)	(0.58)	(0.47)	(0.53)
From net realized gain on investments	(3.88)	(3.16)	(0.27)	(0.56)	—
Total distributions	(4.25)	(3.77)	(0.85)	(1.03)	(0.53)
Redemption fees retained(2)	—	—	—	—	—
Net asset value, end of year	$14.02	$16.33	$16.36	$17.38	$18.54
Total return	14.45%	26.08%	(0.98)%	(0.70)%	3.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$4,640	$13,988	$117,133	$176,020	$293,686
Ratio of expenses to average net assets
Before waivers and reimbursements	0.99%	0.87%	0.73%	0.70%	0.67%
Net of waivers and reimbursements	0.57%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	.
Before waivers and reimbursements	2.08%	2.20%	3.13%	2.47%	2.50%
Net of waivers and reimbursements	2.50%	2.47%	3.26%	2.57%	2.57%
Portfolio turnover rate(3)	21%	13%	19%	12%	32%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Less than one cent per share.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
The accompanying notes are an integral part of these financial statements.

10

MFG FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026
1. ORGANIZATION
MFG Funds, Inc., formerly known as Frontier Funds, Inc. (the “Company”), was incorporated on May 24, 1996, as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company issuing shares in series (each, a “Fund,” or collectively, the “Funds”), each series representing a distinct portfolio with its own investment objectives and policies. The investment objective of the MFG Global Sustainable Fund (formerly, the Frontier MFG Global Sustainable Fund) (the “Sustainable Fund”) is to seek attractive risk-adjusted returns over the medium- to long-term, while reducing the risk of permanent capital loss. The investment objective of the MFG Core Infrastructure Fund (formerly, the Frontier MFG Core Infrastructure Fund) (the “Core Fund”) is long-term capital appreciation. The Sustainable Fund is a non-diversified fund and the Core Fund is a diversified fund. The Funds offer two different classes of shares: Institutional Class shares and Service Class shares. Institutional Class and Service Class shares have different shareholder servicing expenses. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting an individual class.
A summary of each Fund’s investment adviser, subadviser and capital structure is as follows:

Fund	Investment Adviser	Subadviser	Capital Structure	Commencement of Operations of the Fund
Sustainable Fund(a)	Magellan Investment Partners North America, Inc. (formerly Frontegra Asset Management, Inc.) (“MIPNA” or the “Adviser”)	Magellan Asset Management Limited dba Magellan Investment Partners (formerly MFG Asset Management) (“Magellan Investment Partners” or the “Subadviser”)	Multi-Class • Institutional • Service Class	Oct. 9, 2019
Core Fund(a)	MIPNA	Magellan Investment Partners	Multi-Class • Institutional • Service Class	Jan. 18, 2012

(a)	A redemption fee of 2.00% will be charged on shares of the Fund redeemed 30 days or less from their date of purchase.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
A.
Investment Valuation. Securities are valued at their fair value. Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded funds and closed-end funds

11

MFG FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a predetermined threshold and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value in accordance with the Adviser’s fair valuation procedures in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Company has retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser as “valuation designee” of the Board of Directors (the “Board”), subject to oversight by the Board, pursuant to policies and procedures adopted pursuant to Rule 2a-5 under the 1940 Act. The Adviser uses its Valuation Committee to make any required fair value determinations.
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:
Level 1 –	Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 –
Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The following is a summary of the Funds’ investments by the inputs used to value the investments as of June 30, 2026:
Sustainable Fund

Description	Level 1	Level 2	Level 3	Total
Equity(a)
Common Stocks	$13,508,256	$—	$—	$13,508,256
Total Investments in Securities	$13,508,256	$—	$—	$13,508,256

Core Fund

Description	Level 1	Level 2	Level 3	Total
Equity(a)
Common Stocks	$141,956,566	$—	$—	$141,956,566
Closed-End Funds	1,633,094	—	—	1,633,094
Total Investments in Securities	$143,589,660	$—	$—	$143,589,660

(a)	See each Fund’s Schedule of Investments for sector or country classifications.
B.
Federal Income Taxes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

12

MFG FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations as incurred. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.
C.
Distributions to Shareholders. The Sustainable Fund usually declares and pays dividends from net investment income annually. The Core Fund usually declares and pays dividends from net investment income quarterly. Distributions from net realized gains, if any, are declared and paid at least annually for the Funds. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction (“equalization”).

The Sustainable Fund’s tax character of distributions paid during the fiscal years ended June 30, 2026, and June 30, 2025, were as follows:

	Year Ended June 30, 2026			Year Ended June 30, 2025
	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Sustainable Fund	$1,213,741	$1,474,928	$2,688,669	$712,578	$805,100	$1,517,678

Effective January 31, 2025, the Core Fund changed its tax year from June 30 to January 31. The Core Fund’s tax character of distributions paid during the tax year ended January 31, 2026, and the tax period ended January 31, 2025, were as follows:

	Year Ended January 31, 2026			Period Ended January 31, 2025
	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Core Fund	$4,041,277	$34,007,006	$38,048,283	$8,158,520	$27,153,689	$35,312,209

At June 30, 2026, the Sustainable Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

Cost of investments	$11,185,896
Gross unrealized appreciation	$3,349,891
Gross unrealized depreciation	(1,027,531)
Net unrealized appreciation/depreciation	2,322,360
Undistributed ordinary income	861,448
Undistributed long-term capital gain	358,446
Other accumulated gains (losses)	1,829
Total distributable earnings (accumulated losses)	$3,544,083

At June 30, 2026, the Core Fund’s cost and unrealized appreciation/depreciation on investments on a tax basis were as follows:

Cost of investments	$ 97,537,768
Gross unrealized appreciation	$ 50,274,216
Gross unrealized depreciation	(4,222,324)
Net unrealized appreciation/depreciation	$ 46,051,892

13

MFG FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
At January 31, 2026, the Core Fund’s tax year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$220,712
Other accumulated gains (losses)	100,587
Unrealized appreciation/depreciation on investments	41,877,555
Total distributable earnings (accumulated losses)	$42,198,854

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gains (losses) include unrealized appreciation/ depreciation on foreign currency transactions, PFIC adjustments, and capital loss carryforwards.
D.
Foreign Currency Translation. Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in fair value of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Each Fund separately reports net realized foreign exchange gains and losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, which result from changes in exchange rates.

Each Fund, respectively, bears the risk of changes in the foreign currency exchange rates and their impact on the value of assets and liabilities denominated in foreign currency. Each Fund also bears the risk of a counterparty failing to fulfill its obligation under a foreign currency contract.
Investing in foreign companies involves risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The risks of foreign investments are typically greater in emerging and less developed markets.
E.
Indemnifications. Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

F.
Subsequent Event. On August 26, 2026, the Board approved a plan of liquidation for the Sustainable Fund, pursuant to which the Fund will be liquidated as a series of the Company on or about October 27, 2026. The Board also approved a plan of liquidation and dissolution for the Core Fund, pursuant to which the Fund will be liquidated as a series of the Company on or about December 30, 2026.

G.
Other. Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sale proceeds. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information

14

MFG FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
becomes available to the Funds. Interest income is recognized on an accrual basis. All discounts/premiums are accreted/amortized using the effective interest method and are included in interest income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax codes and regulations.
Cash equivalents include amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.
Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments attributable to the Funds are generally allocated to each respective class in proportion to the relative net assets of each class. Expenses incurred that do not specifically relate to an individual Fund are allocated among all Funds in the Company in proportion to each Fund’s relative net assets or by other equitable means.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in distributable earnings due to differences between financial reporting and tax reporting be reclassified to or from paid in capital. These reclassifications have no effect on net assets or net asset value per share.
For the fiscal year ended June 30, 2026, the Sustainable Fund made the following reclassifications among tax components:

Paid in capital	$5,750,226
Total distributable earnings (accumulated losses)	(5,750,226)

The permanent differences primarily relate to the use of tax equalization and utilization of earnings and profits on shareholder redemptions.
For the tax year ended January 31, 2026, the Core Fund had no required classifications among tax components.
3. INVESTMENT ADVISER AND RELATED PARTIES
Each of the Funds has entered into an agreement with MIPNA, with whom certain officers and a director of the Company are affiliated, to furnish investment advisory services to such Funds. MIPNA is a subsidiary of Magellan Financial Group Limited and is an affiliate of Magellan Investment Partners. Charles S. Thompson II, the President and a director of the Company, is a control person of MIPNA. Benjamin D. Jones, an officer of the Company, is also a control person of MIPNA.
Advisory fees are calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). Pursuant to an expense cap/reimbursement agreement, the Adviser has agreed to waive its management fees and/or reimburse each Fund’s operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to ensure that each Fund’s operating expenses do not exceed the expense limitation listed below. Expenses waived are netted with advisory

15

MFG FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
fees payable on the Statements of Assets and Liabilities. On a monthly basis, these accounts are settled by each Fund making payment to the Adviser or the Adviser reimbursing the Fund if the reimbursement amount exceeds the advisory fee. If the amount of advisory fees waived exceeds the advisory fee earned, this is shown on the Statements of Assets and Liabilities as a receivable from the Adviser. The expense cap/reimbursement agreement will continue in effect until October 31, 2028, and may be terminated only by, or with the consent of, the Board.

Frontier Fund	Annual Advisory Fees	Expense Limitation
Sustainable Fund - Institutional Class	0.80%	0.80%
Sustainable Fund - Service Class	0.80%	0.95%
Core Fund - Institutional Class	0.50%	0.50%
Core Fund - Service Class	0.50%	0.65%

The Adviser is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause a Fund’s expense ratio to exceed the lesser of (a) the expense limitation in place at the time of the waiver and/or expense payment, or (b) the expense limitation in place at the time of recoupment. Expenses attributable to a specific class may only be recouped with respect to that class.
The following table shows the waived or reimbursed expenses subject to potential recovery expiring on:

	June 30,
	2027	2028	2029	Total
Sustainable Fund	$300,584	$383,298	$388,837	$1,072,719
Core Fund	618,334	636,864	554,857	1,810,055

MIPNA has entered into a subadvisory agreement under which Magellan Investment Partners serves as the subadviser to the Sustainable and Core Funds, and subject to MIPNA’s supervision, manages each Fund’s portfolio assets. Under the agreement, for each Fund subadvised by Magellan Investment Partners, Magellan Investment Partners is paid the net advisory fee received by MIPNA after giving effect to any fee waiver or reimbursement by MIPNA pursuant to the expense cap/reimbursement agreement discussed above, less an annual flat fee retained by MIPNA; provided however, if the net advisory fee is less than such flat fee, MIPNA shall retain the entire net advisory fee and no subadvisory fee will be payable to Magellan Investment Partners.
The beneficial ownership, either directly or indirectly, of more than 25% of a Fund’s voting securities creates a presumption of control. As of June 30, 2026, each Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. An affiliate of the Adviser and Subadviser owns a controlling interest in the Sustainable Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.
4. REDEMPTIONS IN-KIND
Each Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. During the fiscal year ended June 30, 2026, the Sustainable Fund satisfied a shareholder redemption through an in-kind distribution of portfolio securities. The redemption was effected by distributing securities with an aggregate value of approximately $11,647,646, determined in accordance with the Funds’ valuation procedures used in computing net asset value. The net realized gains on the in-kind redemption for the Sustainable Fund amounted to $4,615,924, which was not realized for tax purposes.
The redeeming shareholder was an affiliated person of an affiliated person of the Sustainable Fund within the meaning of the 1940 Act. The transaction was completed pursuant to procedures adopted by the Board designed to ensure that in-kind redemptions are effected in a manner that is fair to the Sustainable Fund and its remaining shareholders. Securities distributed were valued in the same manner as securities held by the Sustainable Fund for purposes of determining net asset value.

16

MFG FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the fiscal year ended June 30, 2026, are summarized below:

	Sustainable Fund	Core Fund
Purchases	$16,004,561	$70,846,864
Sales	34,148,092(a)	28,263,946

(a)	Included in proceeds of the Sustainable Fund’s sales are $11,647,646, representing the value of securities transferred in payment of redemptions in-kind.
There were no purchases or sales of U.S. Government securities for the Funds.
6. SHAREHOLDER SERVICING FEE
The Company has adopted a shareholder servicing plan (the “Service Plan”) on behalf of the Service Class shares offered by the Funds. Pursuant to the Service Plan, the Service Class shares of the Funds pay an annual shareholder servicing fee of up to 0.15% per year to the Funds’ Distributor for payments to brokers, dealers, and other financial intermediaries who provide on-going account services to shareholders. Those services include establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions, and providing other recordkeeping and administrative services.
Effective June 22, 2026, the Funds’ Distributor, Frontegra Strategies, LLC, was acquired by NexTier Distributors, LLC and subsequently renamed NexTier Distribution, LLC. Frontegra Strategies, LLC was a subsidiary of Magellan Financial Group Limited and was an affiliate of the Adviser and Subadviser.
For the fiscal year ended June 30, 2026, the Service Plan expenses were as follows:

Service Plan Expenses
Sustainable Fund - Service Class	$11,241
Core Fund - Service Class	5,823

7. RECENT ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning December 15, 2024. Management has evaluated each Fund’s income taxes paid and has determined no additional disclosures are required.

17

MFG FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors of
MFG Funds, Inc. (formerly known as Frontier Funds, Inc.)
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of MFG Funds, Inc. comprising MFG Global Sustainable Fund and MFG Core Infrastructure Fund (formerly known as Frontier MFG Global Sustainable Fund and Frontier MFG Core Infrastructure Fund, respectively) (the “Funds”) as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Emphasis of Matter – Liquidation
As disclosed in Note 2F to the financial statements, on August 26, 2026, the Board of Directors of MFG Funds, Inc. approved the liquidation of the Funds. The liquidation for MFG Global Sustainable Fund is expected to occur on or about October 27, 2026, and the liquidation for MFG Core Infrastructure Fund is expected to occur on or about December 30, 2026.
We have served as the Funds’ auditor since 2012.

COHEN & COMPANY, LTD.
Greenwood Village, Colorado
August 28, 2026

18

MFG Funds
ADDITIONAL INFORMATION (Unaudited)
FOREIGN TAX CREDIT
For the tax year ended January 31, 2026, the Core Fund earned $2,925,605 in foreign source income and paid $281,676 in foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended June 30, 2026, certain dividends paid by the Sustainable Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2004. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Sustainable Fund	37.24%

For the tax year ended January 31, 2026, certain dividends paid by the Core Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2004. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Core Fund	92.43%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2026, was as follows:

Sustainable Fund	17.75%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the tax year ended January 31, 2026, was as follows:

Core Fund	33.47%

19

MFG Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
MFG Funds has adopted proxy voting policies and procedures that delegate to MIPNA the authority to vote proxies. The proxy voting policies permit MIPNA to delegate its authority to vote proxies to a Fund’s subadviser. A description of the MFG Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-825-2100. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov and the Funds’ website at www.mfg-funds.com or by calling the Funds toll free at 1-888-825-2100.
The actual voting records relating to each Fund’s portfolio securities during the most recent twelve months ended June 30 are available without charge (1) by calling the Funds toll free at 1-888-825-2100, (2) on the Funds’ website at www.mfg-funds.com, or (3) by accessing the SEC’s website at http://www.sec.gov.
Disclosure of each Fund’s complete schedule of portfolio holdings is required to be made quarterly on the Funds’ website, www.mfg-funds.com, and on Form N-PORT and Form N-CSR, as applicable. These regulatory filings are available, free of charge on the EDGAR database on the SEC’s website at www.sec.gov.
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.

20

MFG FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND
SUBADVISORY CONTRACTS (Unaudited)
The Board of Directors (the “Board”) of MFG Funds, Inc. (the “Company” or the “Funds”) met on May 4, 2026, and May 19, 2026, to consider the annual renewal of:
(a)
the investment advisory agreement between Magellan Investment Partners North America, Inc. (“MIPNA”) and the Company on behalf of the MFG Global Sustainable Fund (the “Sustainable Fund”) and the MFG Core Infrastructure Fund (the “Core Fund”); and

(b)	the subadvisory agreement between MIPNA and Magellan Investment Partners (“Magellan”) on behalf of the Sustainable Fund and the Core Fund (collectively, the “Funds”).
The Board approved the continuation of the advisory agreement and the subadvisory agreement through a process that concluded at the May 19, 2026, meeting. The Board, including all of the directors who are not considered “interested persons” of the Company for purposes of the Investment Company Act of 1940 (the “Independent Directors”), met with representatives of MIPNA and Magellan on May 4, 2026, to discuss the 15(c) responses, business and personnel updates, fee and expense comparisons and Fund performance.
In connection with its consideration of the agreements, the Board reviewed and discussed various information that had been provided prior to the May 19, 2026, meeting, such as information about the investment performance of the Funds; MIPNA’s and Magellan’s Form ADV; information regarding MIPNA’s and Magellan’s compliance programs; personnel and financial condition; profitability information; and a memorandum prepared by the Company’s legal counsel regarding the Board’s duties in considering the renewal of the agreements. The Board also reviewed the advisory fee payable by each Fund under the advisory agreement, the expense cap/reimbursement agreement between the Company and MIPNA, on behalf of each Fund, and comparative fee and expense information provided by an independent source. The Board considered the subadvisory fees paid by MIPNA to Magellan. The Board also considered MIPNA’s and Magellan’s responses to their respective Section 15(c) requests that were submitted by the Company’s legal counsel on behalf of the Board, as supplemented by discussions with representatives of MIPNA and Magellan at the May 4, 2026 meeting and with officers of MIPNA at the May 19, 2026 meeting.
In evaluating the advisory and subadvisory agreements, the Board took into account its cumulative experience in working with MIPNA and Magellan and the ongoing review of information and discussions with representatives of MIPNA and Magellan throughout the year at Board meetings. The Board also took into account information routinely provided at quarterly meetings throughout the year regarding the services provided by MIPNA and Magellan, the Funds’ performance, brokerage and trading services by Magellan, fees and expenses, asset flows, compliance matters and other relevant information. The Independent Directors met in executive session with legal counsel on May 4, 2026, and as part of the May 19, 2026, meeting to discuss the 15(c) responses and the Board’s consideration of the advisory and subadvisory agreements.
Based on its evaluation of this information, the Board, including all of the Independent Directors, approved the continuation of the advisory agreement and subadvisory agreement, each for an additional one-year term.
In considering the advisory and subadvisory agreements, the Board reviewed and analyzed various factors with respect to each Fund that it determined were relevant, including the factors below, and made the following conclusions. In its deliberations, the Board did not identify any single factor as determinative.
Advisory Agreement
Nature, Extent and Quality of the Services to be Provided. The Board considered the services MIPNA would continue to provide to the Funds and their shareholders under the advisory agreement, as well as the qualifications and background of MIPNA and its personnel. The Board considered the experience and capabilities of the Funds’ management team, including the officer services and outsourced compliance and accounting services provided by NexTier Solutions, Inc. The Board noted that MIPNA serves as a manager of managers and had selected Magellan to make the day-to-day investment decisions for the Funds. The Board considered MIPNA’s experience in supervising Magellan as the Funds’ subadviser. The Board discussed MIPNA’s responsibilities for overseeing the subadviser and for supervising the management of the Funds’ investments. The Board considered the services provided by MIPNA compared to those provided by the subadviser. The Board considered the extent of other services provided by MIPNA, including: subadviser and performance oversight; risk management oversight; Board support and reporting; oversight and coordination of service providers; oversight of financial reporting; administration of the Funds’ compliance

21

MFG FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND
SUBADVISORY CONTRACTS (Unaudited)(Continued)
program; oversight of the Funds’ valuation and liquidity policies (including serving as the Board’s valuation designee and liquidity risk management program administrator); tax and global custody services; regulatory administration services; shareholder servicing and administration services; and the provision of individuals to serve as officers of the Company and the provision of office space for the Company. The Board concluded that the range of services provided by MIPNA was appropriate and that MIPNA was qualified to provide such services.
Performance Record of the Funds. As described in more detail under “Subadvisory Agreement,” the Board reviewed each Fund’s performance record for the periods ended December 31, 2025, and March 31, 2026. The Directors considered that MIPNA does not directly manage the Funds’ investment portfolios, but had delegated those duties to Magellan, subject to MIPNA’s oversight. The Board concluded that they were satisfied with MIPNA’s performance in overseeing Magellan as subadviser to the Funds.
Advisory Fees. The Board compared each Fund’s advisory fee and total net expense ratio to those of other mutual funds in the same Morningstar category. The Board noted that the advisory fee for the Sustainable Fund was lower than the average for funds in the same Morningstar category, and that the total net expense ratio of the Institutional Class shares of the Sustainable Fund, after giving effect to the expense cap/reimbursement agreement, was below the category average. The Board also considered that the advisory fee for the Core Fund was well below the category average, and that the total net expense ratio of the Institutional Class of the Core Fund, after giving effect to the expense cap/reimbursement agreement, was also well below the category average. The Board concluded that the advisory fee paid by each Fund to MIPNA was reasonable in light of the nature and quality of services provided and fees paid by comparable funds.
Costs and Profitability. The Board considered information regarding the costs and profitability of MIPNA with respect to the Funds. The Board considered the fact that MIPNA had entered into an expense cap/reimbursement agreement and was currently reimbursing each Fund’s expenses under the agreement. The Board also considered MIPNA’s financial condition, including financial support from Magellan Financial Group Limited. The Board did not consider MIPNA’s level of profitability from its relationship with the Funds to be a material factor because the Funds were not profitable to MIPNA during the year ended December 31, 2025.
Economies of Scale. The Board reviewed each Fund’s asset levels and considered whether there may be economies of scale in the management of each Fund at current levels and if Fund assets were to increase significantly. The Board considered the asset size of each Fund. The Board concluded that the level of the advisory fee and expense cap agreement for each Fund appropriately reflected the sharing of economies of scale with Fund shareholders.
Benefits to MIPNA. The Board considered information presented regarding any benefits to MIPNA or its affiliates from serving as adviser to the Funds (in addition to the advisory fee). The Board considered consulting agreements in place between MIPNA and affiliated firms and the compensation arrangements for the officers of MIPNA. The Board concluded that MIPNA’s services to the Funds would not be compromised by these potential conflicts of interest and that any benefits to MIPNA or its affiliates appear to be reasonable.
On the basis of its review of the foregoing information, the Board found that the terms of the advisory agreement were fair and reasonable and in the best interests of each Fund’s shareholders.
Subadvisory Agreement
Nature, Extent and Quality of the Services to be Provided. The Board considered Magellan’s investment strategy for each Fund, Magellan’s experience in global equity, sustainable and infrastructure investing, key personnel involved in providing investment management services to the Funds and Magellan’s compliance record and financial condition, including the financial condition of Magellan’s parent company. The Board also considered services provided by Magellan under the subadvisory agreement, including the management of each Fund’s investments, the selection of broker-dealers for execution of portfolio transactions, monitoring adherence to each Fund’s investment restrictions, reporting, regulatory and administrative services, proxy voting and assisting with the Funds’ compliance program. The Board noted the effective operation of Magellan’s compliance program and the experience of Magellan’s Chief Compliance Officer. The Board considered the experience of portfolio managers of the Funds, and other services provided by Magellan or its parent company that benefit the Funds, such as IT support. The Board concluded that the

22

MFG FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND
SUBADVISORY CONTRACTS (Unaudited)(Continued)
nature, extent and quality of the services provided by Magellan to the Funds were appropriate and that each Fund was likely to continue to benefit from services provided by Magellan under the subadvisory agreement.
Investment Performance. The Board reviewed the performance record of the Funds as of December 31, 2025, and March 31, 2026. The Board observed that the Sustainable Fund’s Institutional Class outperformed its benchmark index for the one- and three-year periods and underperformed the index for the five-year and since-inception (2019) periods ended December 31, 2025. The Board considered Magellan’s discussion of the reasons for the Fund’s underperformance in 2020, which has impacted longer-term relative performance.
The Board noted that the performance of the Institutional Class of the Core Fund outperformed its benchmark for the one-year and since-inception (2012) periods and underperformed the index for the three-, five- and ten-year periods ended December 31, 2025. The Board considered that each Fund has delivered solid longer-term performance. The Board noted that Magellan’s investment strategy can cause each Fund’s performance to vary from the benchmark, particularly over the short to intermediate term. The Board also considered each Fund’s relative performance compared to its Morningstar peer group average. The Board considered the performance of Magellan’s composite of other accounts managed in strategies similar to the Funds.
The Directors concluded that the investment results that Magellan had been able to achieve for each Fund were sufficient to support continuation of the subadvisory agreement.
Subadvisory Fees. The Board considered the subadvisory fee payable by MIPNA to Magellan under the subadvisory agreement, noting that the subadvisory fee structure was negotiated at arm’s length prior to the companies becoming affiliated. The Board also considered that Magellan has agreed to pay for or reimburse MIPNA for, as applicable, any expense reimbursements made by MIPNA pursuant to the expense cap/reimbursement agreement, and all amounts paid by MIPNA to financial intermediaries for sub-transfer agent and other administrative services. The Board also considered Magellan’s commentary regarding the fees charged under the Funds’ subadvisory agreement as compared to fees charged to comparable institutional clients. The Board determined that the subadvisory fee was appropriate. In evaluating the subadvisory fee, the Board noted that such amounts are paid by MIPNA and that, therefore, the overall advisory fee paid by the Funds is not directly affected by the subadvisory fee.
Costs and Profitability. The Board considered information regarding the costs and profitability of Magellan with respect to each Fund. The Board considered that Magellan assumes certain payments to financial intermediaries on behalf of the Funds by reimbursing MIPNA for such amounts. The Board also considered the financial condition of Magellan’s parent company, Magellan Financial Group Limited, and determined it to be sound. The Board did not consider Magellan’s level of profitability from its relationship with the Funds to be a material factor because the Funds were not profitable to Magellan during the year ended December 31, 2025.
Economies of Scale. Because the subadvisory fee is not paid by the Funds, the Board did not consider whether the fee should reflect any potential economies of scale that might be realized as the Funds’ assets increase.
Benefits to Magellan Investment Partners. The Board considered information presented regarding any benefits to Magellan from serving as subadviser to the Funds (in addition to the subadvisory fee). The Board noted that Magellan is under common control with MIPNA and thus indirectly benefits from any advisory fee retained by MIPNA and from any other economic benefits Magellan Financial Group realizes from its ownership of MIPNA. The Board concluded that any such benefits were reasonable.
On the basis of its review of the foregoing information, the Board found that the terms of the subadvisory agreement with Magellan were fair and reasonable and in the best interests of the shareholders of each Fund.

23

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this report.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See the Statements of Operations within Item 7(a) of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

A statement regarding the basis for approval of Investment Advisory Contract information is included as part of the Financial Statements within Item 7(a) of this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that the disclosure controls and procedures are effective.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MFG Funds, Inc.

By:	/s/ Charles S. Thompson II
Charles S. Thompson II, President (Principal Executive Officer)

Date:	9/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles S. Thompson II
Charles S. Thompson II, President (Principal Executive Officer)

Date:	9/1/2026

By:	/s/ Robert Lance Baker
Robert Lance Baker, Treasurer (Principal Financial Officer)

Date:	9/1/2026